As filed with the Securities and Exchange Commission on June 28, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22997

Oaktree Funds
 (Exact name of registrant as specified in charter)

333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
 (Address of principal executive offices) (Zip code)

John Sweeney
President
Oaktree Funds
333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
 (Name and address of agent for service)

(855) 625-3863
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2017

Item 1. Reports to Stockholders.

OAKTREE FUNDS

Semi-Annual Report
Oaktree High Yield Bond Fund
April 30, 2017

Table of Contents

Schedule of Investments	2

Financial Statements	12

Notes to the Financial Statements	17

Expense Example	25

Board Approval of the Continuation of the Investment Management Agreement	26

Additional Information	29

Privacy Notice	31

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2017 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value ($)

Corporate Bonds – 93.2%

Aerospace & Defense – 0.3%
TransDigm Inc[2]	6.50%	05/15/25	85,000	87,125

Auto Components – 1.6%
Allison Transmission Inc[2]	5.00%	10/01/24	20,000	20,425
Dana Financing SARL[2]	5.75%	04/15/25	50,000	51,344
Gates Global Co2	6.00%	07/15/22	120,000	121,200
IHO Verwaltungs GmbH (PIK 4.00%)[2]	3.25%	09/15/23	€115,000	130,762
IHO Verwaltungs GmbH (PIK 5.25%)[2]	4.50%	09/15/23	35,000	35,044
Tenneco Inc	5.38%	12/15/24	50,000	51,875
				410,650

Beverages – 0.4%
Cott Corp[2]	5.50%	07/01/24	€100,000	117,104

Biotechnology – 0.5%
Grifols SA2	3.20%	05/01/25	€130,000	140,976

Building Products – 1.0%
Standard Industries Inc[2]	5.50%	02/15/23	185,000	192,862
Standard Industries Inc[2]	5.38%	11/15/24	65,000	68,087
USG Corp[2]	5.50%	03/01/25	10,000	10,538
				271,487

Chemicals – 3.8%
Alpha US Bidco Inc[2]	6.25%	02/01/25	60,000	61,200
Axalta Coating Systems LLC[2]	4.25%	08/15/24	€115,000	134,293
Ineos Finance PLC[2]	4.00%	05/01/23	€130,000	147,436
Inovyn Finance PLC[2]	6.25%	05/15/21	€100,000	114,759
Kraton Polymers Capital Corp[2]	7.00%	04/15/25	70,000	73,850
Olin Corp	5.13%	09/15/27	60,000	62,625
Plastipak Holdings Inc[2]	6.50%	10/01/21	125,000	129,063
PSPC Escrow Corp[2]	6.00%	02/01/23	€100,000	114,926
Tronox Finance LLC	6.38%	08/15/20	15,000	15,319
Tronox Finance LLC[2]	7.50%	03/15/22	150,000	157,500
				1,010,971

Commercial Services & Supplies – 2.0%
Clean Harbors Inc	5.25%	08/01/20	125,000	127,656
Covanta Holding Corp	6.38%	10/01/22	115,000	118,594
Covanta Holding Corp	5.88%	03/01/24	35,000	35,263
Covanta Holding Corp	5.88%	07/01/25	15,000	15,000
Iron Mountain Europe PLC	6.13%	09/15/22	£100,000	137,453
TMS International Corp[2]	7.63%	10/15/21	90,000	91,125
				525,091

Communications Equipment – 1.3%
CommScope Inc[2]	5.50%	06/15/24	105,000	110,578
CommScope Inc[2]	5.00%	03/15/27	100,000	101,125
Hughes Satellite Systems Corp[2]	5.25%	08/01/26	30,000	30,600
Hughes Satellite Systems Corp[2]	6.63%	08/01/26	20,000	20,600

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2017 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value ($)

Corporate Bonds (Continued)

Communications Equipment (Continued)
Plantronics Inc[2]	5.50%	05/31/23	85,000	86,700
				349,603

Construction & Engineering – 0.3%
AECOM	5.75%	10/15/22	85,000	89,781

Construction Materials – 0.8%
American Builders & Contractors Supply Co Inc[2]	5.63%	04/15/21	17,000	17,531
Summit Materials LLC	6.13%	07/15/23	185,000	194,713
				212,244

Consumer Finance – 0.6%
Ally Financial Inc	4.13%	02/13/22	10,000	10,088
Ally Financial Inc	4.63%	05/19/22	30,000	30,675
Lincoln Finance Ltd[2]	6.88%	04/15/21	€100,000	117,385
				158,148

Containers & Packaging – 4.6%
ARD Finance SA (PIK 7.38%)[2]	6.63%	09/15/23	€100,000	113,492
Ardagh Packaging Finance PLC[2]	4.63%	05/15/23	40,000	41,000
Ardagh Packaging Finance PLC[2]	6.75%	05/15/24	€125,000	150,071
Cascades Inc[2]	5.50%	07/15/22	125,000	126,562
Cascades Inc[2]	5.75%	07/15/23	55,000	56,100
Crown European Holdings SA2	2.63%	09/30/24	€105,000	114,387
Kloeckner Pentaplast of America Inc[2]	7.13%	11/01/20	€100,000	113,151
Owens-Brockway Glass Container Inc[2]	5.00%	01/15/22	125,000	130,312
Sealed Air Corp[2]	4.50%	09/15/23	€100,000	122,017
SIG Combibloc Holdings SCA[2]	7.75%	02/15/23	€100,000	117,166
Silgan Holdings Inc[2]	3.25%	03/15/25	€120,000	132,364
				1,216,622

Distributors – 0.5%
LKQ Italia Bondco SpA[2]	3.88%	04/01/24	€105,000	122,358

Diversified Consumer Services – 0.5%
AA Bond Co Ltd[2]	5.50%	07/31/22	£100,000	134,639

Diversified Telecommunication Services – 9.5%
Altice Financing SA	5.25%	02/15/23	€100,000	116,396
Altice Financing SA2	7.63%	02/15/25	200,000	205,750
Altice SA	7.25%	05/15/22	€100,000	115,276
CenturyLink Inc	5.80%	03/15/22	145,000	152,250
Frontier Communications Corp	7.13%	01/15/23	45,000	39,600
Frontier Communications Corp	7.63%	04/15/24	185,000	159,562
Inmarsat Finance PLC[2]	6.50%	10/01/24	200,000	212,000
Intelsat Jackson Holdings SA	7.50%	04/01/21	15,000	13,800
Intelsat Jackson Holdings SA2	8.00%	02/15/24	145,000	156,781
Level 3 Financing Inc	5.13%	05/01/23	250,000	257,188
SBA Communications Corp	4.88%	07/15/22	95,000	98,088
SBA Communications Corp[2]	4.88%	09/01/24	70,000	70,788

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2017 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value ($)

Corporate Bonds (Continued)

Diversified Telecommunication Services (Continued)
SFR Group SA	5.63%	05/15/24	€225,000	265,152
Telecom Italia SpA[2]	5.30%	05/30/24	400,000	415,500
Telefonica Europe BV3	6.50%	12/31/49	€100,000	117,059
Ziggo Bond Finance BV2	4.63%	01/15/25	€100,000	115,003
				2,510,193

Energy Equipment & Services – 1.1%
PHI Inc	5.25%	03/15/19	105,000	99,225
Precision Drilling Corp	6.50%	12/15/21	80,000	81,400
SESI LLC	6.38%	05/01/19	5,000	5,013
SESI LLC	7.13%	12/15/21	25,000	25,375
Weatherford International Ltd	7.75%	06/15/21	70,000	74,900
Weatherford International Ltd	4.50%	04/15/22	10,000	9,500
				295,413

Food & Staples Retailing – 1.8%
Albertsons Companies LLC[2]	6.63%	06/15/24	75,000	76,875
Albertsons Companies LLC[2]	5.75%	03/15/25	110,000	107,250
Ingles Markets Inc	5.75%	06/15/23	145,000	146,450
Performance Food Group Inc[2]	5.50%	06/01/24	45,000	46,687
Rite Aid Corp[2]	6.13%	04/01/23	80,000	79,600
US Foods Inc[2]	5.88%	06/15/24	15,000	15,750
				472,612

Food Products – 3.9%
Boparan Finance PLC	5.50%	07/15/21	£100,000	130,168
Darling Global Finance BV2	4.75%	05/30/22	€120,000	138,371
FAGE International SA2	5.63%	08/15/26	200,000	204,000
JBS USA Finance Inc[2]	7.25%	06/01/21	125,000	129,062
Pilgrim’s Pride Corp[2]	5.75%	03/15/25	50,000	52,250
Pinnacle Foods Finance LLC	4.88%	05/01/21	125,000	128,438
Pinnacle Foods Finance LLC	5.88%	01/15/24	25,000	26,781
Post Holdings Inc[2]	7.75%	03/15/24	25,000	27,906
Post Holdings Inc[2]	5.50%	03/01/25	100,000	105,000
Post Holdings Inc[2]	5.00%	08/15/26	45,000	44,888
TreeHouse Foods Inc[2]	6.00%	02/15/24	50,000	53,500
				1,040,364

Gas Utilities – 1.4%
AmeriGas Partners LP	5.63%	05/20/24	190,000	194,275
AmeriGas Partners LP	5.50%	05/20/25	20,000	20,300
Suburban Propane Partners LP	5.50%	06/01/24	15,000	14,962
Suburban Propane Partners LP	5.75%	03/01/25	135,000	134,663
				364,200

Health Care Equipment & Supplies – 0.4%
Auris SA2	8.00%	01/15/23	€100,000	117,981

Health Care Providers & Services – 8.2%
Acadia Healthcare Co Inc	5.13%	07/01/22	130,000	132,112

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2017 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value ($)

Corporate Bonds (Continued)

Health Care Providers & Services (Continued)
Centene Corp	5.63%	02/15/21	65,000	68,494
Centene Corp	4.75%	05/15/22	30,000	31,275
Centene Corp	6.13%	02/15/24	45,000	48,600
Community Health Systems Inc	5.13%	08/01/21	100,000	99,500
Community Health Systems Inc	6.88%	02/01/22	115,000	95,594
Community Health Systems Inc	6.25%	03/31/23	85,000	86,806
DaVita Inc	5.00%	05/01/25	140,000	141,400
Envision Healthcare Corp[2]	5.13%	07/01/22	110,000	112,200
Envision Healthcare Corp	5.63%	07/15/22	105,000	108,717
HCA Holdings Inc	6.25%	02/15/21	335,000	364,312
HCA Holdings Inc	5.88%	05/01/23	25,000	27,267
HCA Holdings Inc	5.25%	06/15/26	35,000	37,406
HealthSouth Corp	5.75%	11/01/24	100,000	102,375
HomeVi SAS[2]	6.88%	08/15/21	€110,000	126,155
LifePoint Health Inc	5.88%	12/01/23	45,000	46,575
LifePoint Health Inc[2]	5.38%	05/01/24	120,000	121,500
NewCo SAB MidCo SASU[2]	5.38%	04/15/25	€100,000	109,080
Tenet Healthcare Corp	4.75%	06/01/20	145,000	147,900
Tenet Healthcare Corp[2]	7.50%	01/01/22	95,000	101,888
Tenet Healthcare Corp	6.75%	06/15/23	65,000	62,238
				2,171,394

Health Care Technology – 0.5%
Change Healthcare Holdings Inc[2]	5.75%	03/01/25	130,000	133,900

Hotels, Restaurants & Leisure – 4.5%
Boyd Gaming Corp	6.38%	04/01/26	85,000	91,800
Brinker International Inc[2]	5.00%	10/01/24	115,000	114,138
Cedar Fair LP	5.38%	06/01/24	50,000	52,000
Cedar Fair LP2	5.38%	04/15/27	45,000	46,627
CPUK Finance Ltd[2]	7.00%	08/28/20	£100,000	136,440
ESH Hospitality Inc[2]	5.25%	05/01/25	145,000	147,175
KFC Holding Co2	5.00%	06/01/24	90,000	93,150
MGM Resorts International	5.25%	03/31/20	125,000	132,500
PortAventura Entertainment Barcelona BV	7.25%	12/01/20	€100,000	112,763
Scientific Games International Inc[2]	7.00%	01/01/22	120,000	128,774
Six Flags Entertainment Corp[2]	4.88%	07/31/24	135,000	136,519
				1,191,886

Household Durables – 1.2%
Apex Tool Group LLC[2]	7.00%	02/01/21	155,000	144,925
Tempur Sealy International Inc	5.63%	10/15/23	30,000	30,810
Tempur Sealy International Inc	5.50%	06/15/26	135,000	134,662
				310,397

Household Products – 0.3%
Energizer Holdings Inc[2]	5.50%	06/15/25	80,000	83,600

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2017 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value ($)

Corporate Bonds (Continued)

Independent Power & Renewable Electricity Producers – 1.9%
AES Corp	6.00%	05/15/26	95,000	100,581
Dynegy Inc	6.75%	11/01/19	120,000	122,400
NRG Energy Inc	7.88%	05/15/21	21,000	21,630
NRG Yield Operating LLC[2]	5.00%	09/15/26	140,000	137,900
TerraForm Power Operating LLC[2,3]	6.38%	02/01/23	115,000	119,313
				501,824

Insurance – 0.3%
HUB International Ltd[2]	7.88%	10/01/21	70,000	73,511

IT Services – 1.5%
First Data Corp[2]	7.00%	12/01/23	265,000	284,796
First Data Corp[2]	5.75%	01/15/24	105,000	109,331
				394,127

Life Sciences Tools & Services – 2.5%
Jaguar Holding Co II2	6.38%	08/01/23	115,000	120,175
Quintiles IMS Inc[2]	4.13%	04/01/23	€145,000	165,893
Quintiles IMS Inc[2]	3.50%	10/15/24	€100,000	112,413
Synlab Bondco PLC[2]	6.25%	07/01/22	€100,000	118,225
VWR Funding Inc[2]	4.63%	04/15/22	€125,000	142,655
				659,361

Media – 6.1%
Arqiva Broadcast Finance PLC	9.50%	03/31/20	£100,000	140,206
CCO Holdings LLC[2]	5.13%	05/01/23	85,000	88,931
CCO Holdings LLC[2]	5.88%	04/01/24	30,000	32,175
CSC Holdings Inc	5.25%	06/01/24	75,000	76,078
CSC Holdings Inc[2]	5.50%	04/15/27	65,000	67,356
DISH DBS Corp	5.88%	07/15/22	75,000	79,634
DISH DBS Corp	5.00%	03/15/23	15,000	15,075
DISH DBS Corp	7.75%	07/01/26	40,000	46,950
Telenet Finance SCA	4.88%	07/15/27	€100,000	119,265
Unitymedia Hessen GmbH & Co KG	5.13%	01/21/23	€81,000	92,811
Unitymedia Hessen GmbH & Co KG	3.75%	01/15/27	€100,000	110,584
Univision Communications Inc[2]	5.13%	05/15/23	156,000	159,120
Virgin Media Finance PLC	7.00%	04/15/23	£125,000	174,205
Virgin Media Finance PLC	5.50%	09/15/24	£100,000	136,806
Virgin Media Finance PLC[2]	5.50%	01/15/25	20,000	20,600
Vue International Bidco PLC	7.88%	07/15/20	£100,000	134,265
WMG Acquisition Corp[2]	4.13%	11/01/24	€115,000	132,039
				1,626,100

Metals & Mining – 4.7%
Alcoa Nederland Holding BV2	6.75%	09/30/24	130,000	142,870
Alcoa Nederland Holding BV2	7.00%	09/30/26	25,000	27,750
ArcelorMittal	6.25%	03/01/21	65,000	71,175
ArcelorMittal	6.13%	06/01/25	120,000	135,276
BlueScope Steel Finance Ltd[2]	6.50%	05/15/21	55,000	58,437
Cliffs Natural Resources Inc[2]	8.25%	03/31/20	81,000	88,391

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2017 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value ($)

Corporate Bonds (Continued)

Metals & Mining (Continued)
Eldorado Gold Corp[2]	6.13%	12/15/20	105,000	108,412
First Quantum Minerals Ltd[2]	7.25%	05/15/22	165,000	170,775
HudBay Minerals Inc[2]	7.25%	01/15/23	35,000	37,406
HudBay Minerals Inc[2]	7.63%	01/15/25	30,000	32,288
Novelis Corp[2]	6.25%	08/15/24	65,000	68,900
Novelis Corp[2]	5.88%	09/30/26	95,000	97,850
SunCoke Energy Partners LP	7.38%	02/01/20	135,000	139,050
Teck Resources Ltd[2]	8.50%	06/01/24	50,000	58,063
				1,236,643

Multiline Retail – 0.3%
Neiman Marcus Group LLC (PIK 9.50%)[2]	8.75%	10/15/21	125,000	68,125

Oil, Gas & Consumable Fuels – 8.0%
Antero Midstream Partners LP2	5.38%	09/15/24	20,000	20,550
Antero Resources Corp	5.13%	12/01/22	5,000	5,100
Antero Resources Corp	5.63%	06/01/23	75,000	77,531
Baytex Energy Corp[2]	5.13%	06/01/21	65,000	61,100
Carrizo Oil & Gas Inc	6.25%	04/15/23	65,000	65,812
Chesapeake Energy Corp[2]	8.00%	01/15/25	170,000	168,725
CITGO Petroleum Corp[2]	6.25%	08/15/22	105,000	107,363
Denbury Resources Inc[2]	9.00%	05/15/21	120,000	127,200
Energy Transfer Equity LP	5.88%	01/15/24	5,000	5,413
Extraction Oil & Gas Holdings LLC[2]	7.88%	07/15/21	135,000	142,088
Gulfport Energy Corp	6.63%	05/01/23	90,000	91,575
Gulfport Energy Corp[2]	6.00%	10/15/24	30,000	29,700
Halcon Resources Corp[2]	6.75%	02/15/25	65,000	62,725
Laredo Petroleum Inc	5.63%	01/15/22	105,000	105,919
Natural Resource Partners LP2	10.50%	03/15/22	133,000	139,650
Oasis Petroleum Inc	6.88%	03/15/22	100,000	101,750
Oasis Petroleum Inc	6.88%	01/15/23	35,000	35,525
Oasis Petroleum, Inc.	6.50%	11/01/21	5,000	5,075
RSP Permian Inc[2]	5.25%	01/15/25	95,000	96,900
Sabine Pass Liquefaction LLC[2]	7.00%	06/30/24	100,000	112,238
Sabine Pass Liquefaction LLC	5.63%	03/01/25	15,000	16,423
Sabine Pass Liquefaction LLC[2]	5.88%	06/30/26	95,000	106,115
Sabine Pass Liquefaction LLC[2]	5.00%	03/15/27	50,000	52,872
SM Energy Co	6.13%	11/15/22	30,000	30,600
SM Energy Co	6.75%	09/15/26	20,000	20,250
SM Energy Co.	5.00%	01/15/24	20,000	18,950
SM Energy Co.	5.63%	06/01/25	20,000	19,200
Southwestern Energy Co	4.10%	03/15/22	5,000	4,700
Southwestern Energy Co	6.70%	01/23/25	105,000	105,000
Targa Resources Partners LP	6.75%	03/15/24	105,000	114,975
Targa Resources Partners LP2	5.13%	02/01/25	40,000	41,450
Ultra Petroleum Corp[2]	6.88%	04/15/22	20,000	20,250
				2,112,724

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2017 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value ($)

Corporate Bonds (Continued)

Paper & Forest Products – 0.7%
Reynolds Group Issuer Inc	5.75%	10/15/20	45,000	46,406
Reynolds Group Issuer Inc[2]	5.13%	07/15/23	60,000	62,625
Reynolds Group Issuer Inc[2]	7.00%	07/15/24	60,000	64,688
				173,719

Personal Products – 0.4%
First Quality Finance Co Inc[2]	4.63%	05/15/21	120,000	118,350

Pharmaceuticals – 3.8%
Capsugel SA (PIK 7.75%)[2]	7.00%	05/15/19	139,000	138,687
Catalent Pharma Solutions Inc[2]	4.75%	12/15/24	€115,000	133,742
Endo Finance LLC[2]	5.75%	01/15/22	55,000	51,150
Endo Finance LLC[2]	5.38%	01/15/23	25,000	21,562
Mallinckrodt International Finance SA2	5.75%	08/01/22	135,000	133,313
Prestige Brands Inc[2]	5.38%	12/15/21	150,000	155,250
Valeant Pharmaceuticals International Inc[2]	5.38%	03/15/20	15,000	12,900
Valeant Pharmaceuticals International Inc[2]	5.63%	12/01/21	60,000	46,425
Valeant Pharmaceuticals International Inc[2]	6.50%	03/15/22	20,000	20,525
Valeant Pharmaceuticals International Inc[2]	7.25%	07/15/22	250,000	201,875
Valeant Pharmaceuticals International Inc[2]	5.88%	05/15/23	115,000	85,531
				1,000,960

Professional Services – 0.8%
Nielsen Finance LLC[2]	5.00%	04/15/22	170,000	175,419
Nielsen Finance LLC[2]	5.00%	02/01/25	25,000	25,094
				200,513

Real Estate Management & Development – 0.3%
Kennedy-Wilson Inc	5.88%	04/01/24	75,000	78,469

Road & Rail – 0.8%
OPE KAG Finance Sub Inc[2]	7.88%	07/31/23	90,000	93,375
Watco Companies LLC[2]	6.38%	04/01/23	105,000	109,200
				202,575

Software – 0.8%
Open Text Corp[2]	5.63%	01/15/23	125,000	131,563
Open Text Corp[2]	5.88%	06/01/26	30,000	32,100
SS&C Technologies Holdings Inc	5.88%	07/15/23	50,000	53,375
				217,038

Specialty Retail – 2.0%
DBP Holding Corp[2]	7.75%	10/15/20	160,000	107,200
Group 1 Automotive Inc[2]	5.25%	12/15/23	25,000	25,312
Party City Holdings Inc[2]	6.13%	08/15/23	150,000	155,250
PetSmart Inc[2]	7.13%	03/15/23	100,000	91,500
Rent-A-Center Inc	6.63%	11/15/20	5,000	4,638
Rent-A-Center Inc	4.75%	05/01/21	155,000	136,594
				520,494

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2017 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value ($)

Corporate Bonds (Continued)

Technology Hardware, Storage & Peripherals – 0.6%
NCR Corp	5.88%	12/15/21	150,000	157,688

Textiles, Apparel & Luxury Goods – 0.9%
Hanesbrands Finance SCA[2]	3.50%	06/15/24	€120,000	135,583
Levi Strauss & Co2	3.38%	03/15/27	€100,000	110,019
				245,602

Thrifts & Mortgage Finance – 0.2%
Walter Investment Management Corp	7.88%	12/15/21	95,000	57,950

Trading Companies & Distributors – 2.0%
Ashtead Capital Inc[2]	6.50%	07/15/22	68,000	70,805
Avolon Holdings Ltd[2]	5.50%	02/15/24	135,000	143,100
FBM Finance Inc[2]	8.25%	08/15/21	30,000	32,512
HD Supply Inc[2]	5.75%	04/15/24	160,000	170,400
Intrepid Aviation Group Holdings LLC[2]	6.88%	02/15/19	115,000	110,400
				527,217

Transportation Infrastructure – 0.5%
Flexi-Van Leasing Inc[2]	7.88%	08/15/18	135,000	125,550

Wireless Telecommunication Services – 3.1%
Matterhorn Telecom SA2	3.88%	05/01/22	€100,000	112,153
Sprint Communications Inc	7.25%	09/15/21	340,000	372,725
Sprint Communications Inc	6.00%	11/15/22	100,000	104,437
T-Mobile Inc	6.00%	03/01/23	5,000	5,336
T-Mobile Inc	6.00%	04/15/24	25,000	27,150
Wind Acquisition Finance SA2	7.38%	04/23/21	200,000	208,500
				830,301
Total Corporate Bonds (Cost $24,208,583)				24,667,580

Real Estate Investment Trusts (REITs) – 2.2%
CoreCivic Inc	5.00%	10/15/22	90,000	93,600
CoreCivic Inc	4.63%	05/01/23	60,000	60,450
Geo Group Inc	5.13%	04/01/23	70,000	70,700
Geo Group Inc	6.00%	04/15/26	25,000	25,812
GLP Capital LP	5.38%	04/15/26	60,000	63,450
Lamar Media Corp	5.75%	02/01/26	85,000	92,863
MGM Growth Properties Operating Partnership LP	4.50%	09/01/26	85,000	85,106
MPT Operating Partnership LP	6.38%	03/01/24	75,000	81,563
Total Real Estate Investment Trusts (REITs) (Cost $543,264)				573,544

Bank Loans – 1.3%

Communications Equipment – 0.1%
Genesys Telecommunication Laboratories Inc,
Senior Secured 1st Lien Term Loan, Tranche B3[3]	5.16%	12/01/23	34,953	35,299

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2017 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value ($)

Bank Loans – (Continued)

Household Durables – 0.4%
Serta Simmons Bedding LLC, Secured 2nd Lien Term Loan[3]	9.04%	11/08/24	95,000	96,567

Media – 0.4%
Delta 2 Lux SARL, Senior Secured 2nd Lien Term Loan, Tranche B3	7.07%	07/29/22	112,000	113,400

Metals & Mining – 0.4%
Murray Energy Corp, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2[3]	8.40%	04/16/20	107,124	102,898
Total Bank Loans (Cost $346,470)				348,164

Common Stocks – 0.4%			Shares

Oil, Gas & Consumable Fuels – 0.4%
Linn Energy LLC			2,626	73,607
Ultra Petroleum Corp			3,548	39,737
Total Common Stocks (Cost $192,880)				113,344

Total Investments – 97.1% (Cost $25,291,197)				25,702,632

Other Assets in Excess of Liabilities – 2.9%				772,555

Net Assets – 100.0%				$26,475,187

[1]	Unless otherwise noted, amount is in U.S. Dollars
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  At April 30, 2017, the value of these securities amounted to $15,613,054 or 59.0% of net assets.

[3]	Variable rate security. Rate disclosed as of April 30, 2017.
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

PLC	Public Limited Company
€	Euro
£	British Pound

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND
Forward Currency Contracts	April 30, 2017 (Unaudited)
				Unrealized
	Settlement	Currency	Currency	Appreciation
Counterparty	Date	Sold	Purchased	(Depreciation)
Bank of New York Mellon	05/08/17	€4,434,038	$4,733,912	(98,501)
Bank of New York Mellon	05/08/17	£876,821	$1,094,198	(41,785)
				$(140,286)

€	Euro
£	British Pound

Country Breakdown
% of Net Assets
United States	72.5%
United Kingdom	6.2%
Canada	3.4%
Luxembourg	3.3%
Germany	2.7%
Italy	2.4%
France	1.9%
Spain	1.4%
Ireland	1.3%
Netherlands	0.9%
Switzerland	0.9%
Australia	0.2%
Other Assets in Excess of Liabilities	2.9%
100.0%

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Financial Statements

Statement of Assets and Liabilities	April 30, 2017 (Unaudited)
Oaktree High Yield
Bond Fund
Assets
Investments, at fair value[1]	$25,702,632
Cash	724,943
Dividends and interest receivable	387,116
Cash held as collateral	129,000
Receivable for fees waived	40,492
Prepaid expenses	31,103
Receivable for securities sold	21,797
Foreign currency, at fair value[2]	10,852
Total assets	$27,047,935

Liabilities
Payable for securities purchased	$209,049
Unrealized depreciation on forward currency contracts	140,286
Accrued trustees expenses	76,580
Accrued custodian expenses	53,643
Accrued fund administration and accounting expenses	49,299
Accrued transfer agent expenses	15,935
Accrued professional expenses	15,360
Accrued other expenses	11,093
Accrued shareholder reporting expenses	1,503
Total liabilities	572,748
Net Assets	$26,475,187

Components of Net Assets
Paid-in capital	$26,233,571
Undistributed (accumulated) net investment income (loss)	(32,463)
Accumulated net realized gain (loss)	911
Net unrealized appreciation (depreciation)	273,168
Net Assets	$26,475,187

[1] Investments, at cost	$25,291,197
[2] Foreign currency, at cost	10,473

Computation of Net Asset Value
Institutional Class
Net assets	$25,331,758
Shares issued and outstanding (unlimited shares authorized, no par value)	2,497,759
Net asset value per share	$10.14
Advisor Class
Net assets	$1,143,429
Shares issued and outstanding (unlimited shares authorized, no par value)	112,707
Net asset value per share	$10.15

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Financial Statements

Statement of Operations	Period Ended April 30, 2017 (Unaudited)
Oaktree High Yield
Bond Fund
Investment Income
Interest	$748,830
Total investment income	$748,830

Expenses
Trustees expenses	$121,789
Professional expenses	98,374
Investment advisory expenses	78,258
Fund administration and accounting expenses	58,801
Custodian expenses	47,592
Insurance expenses	43,904
Other expenses	35,345
Registration expenses	21,264
Transfer agent expenses	19,726
Shareholder reporting expenses	1,854
Total expenses	526,907
Less fees waived	(401,593)
Total expenses after fees waived	125,314
Net Investment Income (Loss)	$623,516

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investments and foreign currency transactions	$75,889
Forward currency contracts	275,383
$351,272

Net Change in Unrealized Appreciation (Depreciation) on:
Investments and foreign currency transactions	$376,204
Forward currency contracts	(270,089)
106,115
Net Realized and Unrealized Gain (Loss)	457,387
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,080,903

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Financial Statements

Statements of Changes in Net Assets
	Oaktree High Yield Bond Fund
	Period Ended
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
Operations
Net investment income (loss)	$623,516	$1,234,538
Net realized gain (loss)	351,272	(237,814)
Net change in unrealized appreciation (depreciation)	106,115	944,854
Net increase (decrease) in net assets resulting from operations	1,080,903	1,941,578

Distributions to Shareholders
From net investment income
Institutional Class	(759,310)	(1,490,374)
Advisor Class	(32,293)	(63,890)
From net realized gain
Institutional Class	—	(55,926)
Advisor Class	—	(2,478)
Decrease in net assets resulting from distributions to shareholders	(791,603)	(1,612,668)

Capital Share Transactions
Institutional Class	103,084	1,000,000
Advisor Class	4,847	(36,909)
Net increase (decrease) in net assets resulting from capital share transactions	107,931	963,091

Net Assets
Total increase (decrease) in net assets	397,231	1,292,001
Beginning of period	26,077,956	24,785,955
End of period	$26,475,187	$26,077,956
Undistributed (accumulated) net investment income (loss)	$(32,463)	$135,624

Transactions in capital stock were as follows:

Institutional Class	Shares
Shares sold	10,070	102,459
Shares issued in reinvestment of distributions	308	—
Net increase (decrease)	10,378	102,459
Advisor Class
Shares sold	199	11,616
Shares issued in reinvestment of distributions	286	489
Shares redeemed	(2)	(15,581)
Net increase (decrease)	483	(3,476)

Total net increase (decrease)	10,861	98,983

Institutional Class	Amount
Shares sold	$100,000	$1,000,000
Shares issued in reinvestment of distributions	3,084	—
Net increase (decrease)	103,084	1,000,000
Advisor Class
Shares sold	2,000	111,958
Shares issued in reinvestment of distributions	2,862	4,685
Shares redeemed	(15)	(153,552)
Net increase (decrease)	4,847	(36,909)
Total net increase (decrease)	$107,931	$963,091

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Financial Statements

Financial Highlights
	Oaktree High Yield Bond Fund
	Period Ended
	April 30, 2017	Year Ended	Period Ended
	(Unaudited)	October 31, 2016	October 31, 2015
	Institutional	Institutional	Institutional
Per Share Operating Performance
Net asset value, beginning of period	$10.03	$9.91	$10.00 [1]
Net investment income (loss)[2]	0.23	0.48	0.42
Net realized and unrealized gain (loss)	0.18	0.27	(0.13)
Net increase (decrease) from investment operations	0.41	0.75	0.29
Distributions from net investment income	(0.30)	(0.61)	(0.38)
Distributions from net realized gain	—	(0.02)	—
Total distributions	(0.30)	(0.63)	(0.38)
Net asset value, end of period	$10.14	$10.03	$9.91

Total Return
Total investment return based on net asset value	4.12%[3]	8.15%	2.85%[3]

Ratios to Average Net Assets
Expenses, after fees waived	0.95%[4]	0.95%	0.95%[4]
Expenses, before fees waived	4.04%[4]	3.97%	3.89%[4]
Net investment income (loss)	4.80%[4]	5.04%	4.73%[4]

Supplemental Data
Net assets, end of period (000’s)	$25,332	$24,952	$23,639
Portfolio turnover rate	17%[3]	51%	46%[3]

[1]	Commencement of operations on December 16, 2014.
[2]	Based on average shares outstanding.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Financial Statements

Financial Highlights
	Oaktree High Yield Bond Fund
	Period Ended
	April 30, 2017	Year Ended	Period Ended
	(Unaudited)	October 31, 2016	October 31, 2015
	Advisor	Advisor	Advisor
Per Share Operating Performance
Net asset value, beginning of period	$10.03	$9.91	$10.00 [1]
Net investment income (loss)[2]	0.23	0.46	0.40
Net realized and unrealized gain (loss)	0.18	0.27	(0.13)
Net increase (decrease) from investment operations	0.41	0.73	0.27
Distributions from net investment income	(0.29)	(0.59)	(0.36)
Distributions from net realized gain	—	(0.02)	—
Total distributions	(0.29)	(0.61)	(0.36)
Net asset value, end of period	$10.15	$10.03	$9.91

Total Return
Total investment return based on net asset value	4.19%[3]	7.89%	2.65%[3]

Ratios to Average Net Assets
Expenses, after fees waived	1.20%[4]	1.20%	1.20%[4]
Expenses, before fees waived	4.29%[4]	4.23%	4.14%[4]
Net investment income (loss)	4.55%[4]	4.79%	4.48%[4]

Supplemental Data
Net assets, end of period (000’s)	$1,143	$1,126	$1,147
Portfolio turnover rate	17%[3]	51%	46%[3]

1	Commencement of operations on December 16, 2014.
2	Based on average shares outstanding.
3	Not annualized.
4	Annualized.

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Notes to the Financial Statements
April 30, 2017 (Unaudited)

1.	Organization

The Oaktree High Yield Bond Fund (“High Yield Fund”) or (the “Fund”) is a series of shares of beneficial interest of Oaktree Funds (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-ended management investment company.

The Fund’s commencement of operations date and investment objective is as follows:

Fund	Commencement of Operations	Investment Objective
High Yield Fund	December 16, 2014	Provide current income and capital appreciation.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

2.	Summary of Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the year then ended. Actual results could differ from these estimates.

Security Valuation

GAAP establishes a hierarchal disclosure framework that prioritizes the inputs used in measuring financial instruments at fair value into three levels based on their market observability. Market price observability is affected by a number of factors, such as the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available quoted prices from an active market or for which fair value can be measured based on actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment inherent in measuring fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1:	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2:
Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model derived valuations in which all significant inputs are directly or indirectly observable.

•	Level 3:
Valuations for which one or more significant inputs are unobservable. These inputs reflect the Fund’s assessment of the assumptions that market participants use to value the investment based on the best available information.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the pricing committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current at the measurement date, which may include periods of market

Oaktree Funds

Notes to the Financial Statements
April 30, 2017 (Unaudited)

dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The Fund accounts for the transfer of assets into or out of each fair-value hierarchy level at the beginning of the reporting period. There were no transfers between levels during the period.

All equity securities traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market®, and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the security will be valued at the mean between the most recent quoted bid and asked prices.

Foreign debt securities are priced in their local currencies at the close of their primary exchange or market, or at the valuation time, whichever is earlier. Foreign securities, currencies, and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate on the valuation date of such currencies against the U.S. dollar, as provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates at the close of the New York Stock Exchange.

Debt securities are valued in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies, including but not limited to: a) the mean between the bid and asked prices; b) matrix pricing; c) other analytical pricing models; and d) market transactions and dealer quotations.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities.

Forward currency contracts are valued at the mean between the bid and asked prices. Quotations are available from a pricing service for regularly scheduled settlement dates.

The Board of Trustees (the “Board”) has delegated certain functions to the pricing committee with respect to the valuation of the Fund’s holdings. The pricing committee is comprised of employees of Oaktree Capital Management, L.P. (“Oaktree” or the “Adviser”). The Board has directed the pricing committee to monitor pricing and valuation matters at the direction of the Board. The pricing committee determines the fair value of holdings for which price quotations are not readily available or are deemed unreliable, or for which an approved valuation method is inappropriate. At April 30, 2017, the Fund did not hold any securities fair valued by the Board.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments at April 30, 2017:

High Yield Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$—	$24,667,580	$—	$24,667,580
Real Estate Investment Trusts (REITs)	—	573,544	—	573,544
Bank Loans	—	348,164	—	348,164
Common Stock	113,344	—	—	113,344
Total[1]	$113,344	$25,589,288	$—	$25,702,632
Liabilities
Forward Currency Contracts	$—	$(140,286)	$—	$(140,286)
Total	$—	$(140,286)	$—	$(140,286)

[1]	See the Schedules of Investments for further disaggregation of investment categories.

Oaktree Funds

Notes to the Financial Statements
April 30, 2017 (Unaudited)

Foreign Currency

Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments and foreign currency transactions, as appropriate, for both financial reporting and tax purposes.

Investment Transactions

Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date except for certain dividends for foreign securities where the ex-dividend date may have not been known to the Fund. Dividends on those securities are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses, and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. Realized gains and losses are reported on an identified cost basis.

Allocation of Expenses

Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to a Fund and other shared expenses prorated to a Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

Distributions to Shareholders

Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. In addition, on an annual basis, the Fund may distribute additional capital gains in the latest calendar quarter, if necessary, to meet minimum distribution requirements and thus avoid being subject to excise taxes.

Indemnifications

Under the Fund’s organizational documents, officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Derivative Financial Instruments

Forward Currency Contracts

The Fund may enter into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies. A forward currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward currency contracts, when used by the Fund, help to manage the overall exposure to the currencies, in which the Fund has an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward currency contracts involves the risk that the value of a forward currency contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Oaktree Funds

Notes to the Financial Statements
April 30, 2017 (Unaudited)

For the period ended April 30, 2017, the average monthly notional balances of outstanding derivative financial instruments were as follows:

Average Notional Balance	High Yield Fund
Forward Currency Contracts	$5,834,420

The effect of derivative instruments on the statement of assets and liabilities at April 30, 2017, was as follows:

	High Yield Fund
	Unrealized appreciation on	Unrealized depreciation on
	forward currency contracts	forward currency contracts
Forward Currency Contracts	$—	$(140,286)

The effect of derivative financial instruments on the statement of operations for the period ended April 30, 2017, was as follows:

	High Yield Fund
	Net Realized	Net Change in Unrealized
	Gain (Loss)	Appreciation (Depreciation)
Forward Currency Contracts	$275,383	$(270,089)

In connection with derivative activities, the Fund generally enters into agreements subject to enforceable master netting arrangements that allow the Fund to offset derivative assets and liabilities in the same currency by specific derivative type or, in the event of default by the counterparty, to offset derivative assets and liabilities with the same counterparty. While these derivative instruments are eligible to be offset in accordance with applicable accounting guidance, the Fund has elected to present derivative assets and liabilities based on gross fair value in the statement of assets and liabilities.

At April 30, 2017, the Fund held the following derivative instruments that were subject to offsetting on the statement of assets and liabilities:

High Yield Bond
Liabilities:

Gross Amounts Not Offset in the
Statement of Assets and Liabilities
		Gross Amounts	Net Amounts
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of
	Recognized	Assets and	Assets and	Financial	Cash Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Forward Currency Contracts	$(140,286)	$—	$(140,286)	$(140,286)	$—	$(140,286)

4.	Investment Advisory Agreement

The Adviser serves as investment adviser to the Fund pursuant to an investment management agreement (the “Investment Management Agreement”) with the Trust, on behalf of the Fund. As the Fund’s investment adviser, Oaktree provides certain management and investment advisory services for the Fund, including managing the investment of the Fund’s assets on a discretionary basis. Under the Investment Management Agreement, the Fund pays the Adviser a monthly fee at an annual rate of the Fund’s average daily net assets (the “Management Fee”) as shown in the chart below.

Oaktree Funds

Notes to the Financial Statements
April 30, 2017 (Unaudited)

The Adviser has contractually agreed to limit the Fund’s ordinary operating expenses so that its ratio of such expenses to average net assets will not exceed the following ratios (the “Expense Caps”). For the purposes of the expense limitation agreement between the Adviser and the Fund, “ordinary operating expenses” excludes acquired fund fees and expenses, interest, taxes, organizational expenses, brokerage commissions, other investment-related costs, and non-routine or extraordinary expenses. The Fund’s expense limitation is expected to apply until at least February 2018.
		Annual Expense Cap
Fund	Annual Management Fee	Institutional	Advisor
High Yield Fund	0.60%	0.95%	1.20%

Any fee waivers made by Oaktree with respect to the Fund are subject to recoupment from the Fund within three years after the end of the fiscal year during which such fees were waived or expenses reimbursed, provided that such recoupment does not cause any class of the Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed. At April 30, 2017, the Adviser is eligible to recoup the following fees:

Fund	Recoupment Amount Expiring October 31,
	2020	2019	2018
High Yield Fund	$401,593	$740,636	$652,244

The Adviser has not recouped any amount for the period ending April 30, 2017 and does not have any amount outstanding to recoup at April 30, 2017.

5.	Purchases And Sales

For the period ended April 30, 2017, purchases and sales of investments, excluding short-term securities, were as follows:

Fund	Purchases	Sales
High Yield Fund	$5,034,797	$4,255,339

6.	Income Tax Information

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

At October 31, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as “interest expense” or “other expenses,” respectively, in the statement of operations. During the year, the Fund did not incur any interest or penalties.

The Fund has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years 2015 and 2016, for the Fund, are those that are open for exam by taxing authorities.  Generally, tax authorities can examine tax returns filed since the commencement of operations.

Oaktree Funds

Notes to the Financial Statements
April 30, 2017 (Unaudited)

The tax character of distributions paid for the Fund were as follows:

	Period Ended April 30, 2017		Year Ended October 31, 2016
	Ordinary	Long Term	Ordinary	Long Term
Fund	Income*	Capital Gains**	Income*	Capital Gains**
High Yield Fund	$791,603	$—	$1,612,668	$—

*	For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
**
The Fund designates as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero.

The cost basis of investments for federal income tax purposes as of April 30, 2017, was as follows:

High Yield Fund
Tax cost of investments	$25,291,197
Unrealized appreciation	1,050,944
Unrealized depreciation	(639,509)
Net unrealized appreciation (depreciation)	411,435

At October 31, 2016, the components of accumulated earnings (losses) for income tax purposes were as follows:

High Yield Fund
Net unrealized appreciation (depreciation)	$37,250
Undistributed ordinary income	272,315
Other temporary differences	(6,888)
Other accumulated gain/(loss)	(350,361)
Total accumulated gain/(loss)	(47,684)

The differences between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable primarily to the unrealized gain/loss on foreign currency.

At October 31, 2016, the following capital loss carryforwards were available. These capital losses are available to offset future realized gains. There is no expiration date on these capital losses.

	Short Term	Long Term
High Yield Fund	$236,299	$114,062

At October 31, 2016, the Fund had no deferred, on a tax basis, late year ordinary losses.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended October 31, 2016, the following table shows the reclassifications made:

Undistributed
	(Accumulated)	Accumulated
	Net Investment	Net Realized	Paid-In
	Income (Loss)	Gain (Loss)	Capital
High Yield Fund	$112,555	$(112,555)	$—

Oaktree Funds

Notes to the Financial Statements
April 30, 2017 (Unaudited)

7.	Principal Risks

Credit Risk. Debt obligations, such as bonds and bank loans, and derivatives involving a counterparty, are subject to credit risk. This is the risk that the issuer or guarantor of a debt security or the counterparty to a derivatives contract will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. A debt obligation may decline in price if market participants become concerned regarding the creditworthiness or credit rating of the issuer, regardless of whether the issuer has defaulted.

Derivatives Risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in the prospectus, such as liquidity risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The following is a list of certain derivatives in which the Fund intends to invest and the principal risks associated with each of them:

Forward Foreign Currency Exchange Contracts – Forward foreign currency exchange transactions are over-the counter contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. dollar denominated securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain. Forward contracts are not regulated by the Commodity Futures Trading Commission (the “CFTC”) and therefore, the Fund will not receive any benefit of CFTC regulation when trading forwards.

Emerging Markets Risk. Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers, counterparties and issuers than in other more established markets. Any regulatory supervision which is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. The Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in non-U.S. courts.

Foreign Currency Risk. A significant portion of the Fund’s investments may be denominated in currencies other than the U.S. dollar. Changes in the rates of exchange between the U.S. dollar and other currencies will have an effect, which could be adverse, on the performance of the Fund.

High Yield Bond Risk. High yield bonds are subject to greater risk of loss of principal and interest than higher-rated securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with high yield bonds, the yields and prices of such securities may be more volatile than those for higher-rated securities. The market for high yield bonds is thinner, often less liquid, and less active

Oaktree Funds

Notes to the Financial Statements
April 30, 2017 (Unaudited)

than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold and may make it difficult to sell such securities. The value of high yield bonds tends to be very volatile due to such factors as specific corporate developments, interest rate sensitivity, less secondary market activity, and negative perceptions of high yield bonds and the junk bond markets generally, particularly in times of market stress.

Interest Rate Risk. The value of fixed income securities may decline because of increases in interest rates. The value of a fixed income security with greater duration will be more sensitive to changes in interest rates than a similar security with less duration. Recently, interest rates in the United States have been at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed income and related markets to heightened volatility. For fixed income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase the Fund’s costs. If dealer capacity in fixed income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed income markets.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjusting or additional disclosure in the financial statements.

Oaktree Funds

Expense Example
April 30, 2017 (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory expenses; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on a hypothetical investment of $1,000 invested on November 1, 2016 and held through April 30, 2017.

The expense examples provide information about actual account values based on actual returns and expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value dividend by $1,000 = 8.6), and then multiply the result by the number under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

The expense examples also provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional expenses, if any. Therefore, the hypothetical information in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual			Hypothetical (5% return before expenses)
	Annualized	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Expense	Account	Account Value	Paid During	Account	Account Value	Paid During
	Ratio	Value	April 30, 2017	Period[1]	Value	April 30, 2017	Period[1]
Oaktree High Yield Bond Fund
Institutional Class	0.95%	$1,000	$1,042	$4.81	$1,000	$1,020	$4.76
Advisor Class	1.20%	$1,000	$1,041	$6.07	$1,000	$1,019	$6.01

[1]
Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses reflect amounts net of fees waived by the Adviser.

Oaktree Funds

Board Approval of the Continuation of the Investment Management Agreement
April 30, 2017 (Unaudited)

At a meeting held on December 9, 2016, the Board of Trustees of the Oaktree Funds (the “Trust”), including a majority of the trustees who are not “interested persons” as defined under the Investment Company Act of 1940, as amended (“Independent Trustees”), unanimously voted to approve the investment management agreement between the Trust, on behalf of the Oaktree High Yield Bond Fund (the “Fund”), and Oaktree Capital Management, L.P. (“OCM” or the “Adviser”).

In considering the approval of the investment management agreement (the “Agreement”), the Independent Trustees were advised by independent legal counsel, who assisted the Independent Trustees with the evaluation of comparative data regarding advisory fees, expense ratios (before and after expense caps) and investment performance of the Fund with that of mutual funds with similar investment objectives (“Peer Funds”).

It was noted that the Board reviewed substantial information regarding OCM, including its management, investment performance, organizational structure, operations and investment processes. In connection with their consideration of the Agreement, the Independent Trustees had requested and evaluated extensive information and materials from OCM and other sources, including, among other items: (a) the discretionary investment advisory services provided by OCM; (b) the breadth and experience of the investment management and research staff of OCM; (c) financial statements for the last two fiscal years of OCM; (d) the Forms ADV of OCM; (e) the compliance program of OCM with respect to the Fund; (f) the fees charged to institutional and other clients relative to fees charged to the Fund by OCM; (g) the resources devoted to compliance with respect to the Fund (i) investment policy, (ii) investment restrictions, (iii) policies on personal securities transactions, and (iv) other policies and procedures that form OCM’s compliance program with respect to the Fund; and (h) OCM’s responsibilities overseeing the Fund’s service providers.

With the assistance of independent legal counsel, the Board considered all factors deemed relevant respecting OCM, including, but not limited to: the nature and quality of services provided; investment performance relative to appropriate Peer Funds and indices; skills, breadth of experience and capabilities of personnel, including continued employment of key personnel; stability of management; comparative data on fees and expenses; potential economies of scale; a commitment to provide a contractual expense cap with respect to the Fund; potential benefits to OCM from its relationship to the Fund, including potential revenues that may be derived from services provided to the Fund by OCM affiliates, if any; and potential benefits to the Fund and its shareholders of receiving research services, if any, from broker/dealer firms in connection with the allocation of portfolio transactions to such firms.

It was noted that in determining to approve the Agreement, the Board considered the following factors:

The Nature, Extent and Quality of the Investment Management Services. The Board considered the nature and quality of investment management services provided by OCM, the expertise and investment experience of the investment management personnel who provide these services, and the extensive research resources and credit analysts available to the portfolio management teams. In addition to the investment research and advisory services, the Board considered the internal controls and compliance resources of OCM as well as the service provider oversight and day-to-day  operational responsibilities provided by OCM, including OCM personnel serving as officers of the Fund.

The Board considered the additional services that OCM provides to the Fund that are not provided to OCM’s institutional and other clients. The Board noted the investment management, compliance and administrative services that OCM provides to the Fund. In addition, the Board considered the other direct and indirect benefits to the Fund, such as the expense cap arrangement with OCM.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by OCM.

Oaktree Funds

Board Approval of the Continuation of the Investment Management Agreement
April 30, 2017 (Unaudited)

Investment Performance. The Board received and considered information about the investment performance of the Fund, as well as the performance of a group of comparable funds selected by Strategic Insight and the performance of the Fund’s benchmark index, the Bank of America/Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index – USD Hedged (the “benchmark index”). In addition, the Board considered information that it received at each quarterly Board meeting about the investment performance of the Fund. The Board noted that (i) the 1-year return of the Fund for the period ended December 31, 2015 was above the median 1-year return of its peer group and the 1-year return of the benchmark index for such period, and (ii) the year-to-date return of the Fund for the period ended October 31, 2016 was below the median year-to-date return of its peer group and the year-to-date return of its benchmark index for such period.

The Board reviewed the composite investment performance of the accounts managed by OCM that have a substantially similar to that of the Fund (the “Composite”). It was noted that OCM had prepared the Composite’s performance in compliance with Global Investment Performance Standards (“GIPs”) and that this methodology differed from the guidelines of the Securities and Exchange Commission for calculating performance of mutual funds. The Board noted that the net investment performance of the Composite was below the performance of the benchmark index for the year-to-date period ended October 31, 2016 and the one-year period ended December 31, 2015, but was above the benchmark index for the three-year period ended December 31, 2015 and since inception (11/30/10). The Board noted that the investment performance of the Composite, when compared to the performance of the peer group of funds, was below the median performance since inception (11/30/10), but was above the median performance of the peer group of funds for the year-to-date period ended October 31, 2016 and the one- and three-year periods ended December 31, 2015. The Trustees did not consider the performance data in the Composite as a substitute for the performance of the Fund, nor as an indication of future performance of the Fund.

The Board also met with and discussed the Fund’s investment performance with a member of the Fund’s portfolio management team. The Board concluded that the investment performance generated by OCM was satisfactory.

Profits and Costs of OCM; Expense Ratios of the Fund. At the request of the Trustees, OCM provided information concerning its profitability from the Agreement. The Trustees reviewed with OCM the assumptions and methods of allocation used by OCM in preparing Fund-specific profitability data. In  considering profitability information, the Trustees considered the effect of fall-out benefits on OCM expenses. The Trustees recognized that OCM should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides, to the Fund. The Board noted the startup costs involved with the Fund and the lack of profitability.

The Board reviewed comparative fee information regarding the fees OCM charged institutional and other clients with similar investment strategies. The Board considered the fee charged to the Fund in light of the services that OCM provides to the Fund. It was noted that OCM provides additional services to the Fund that OCM does not provide to its institutional and other clients  (including certain sub-advised funds). In addition, the Board considered the fees paid to OCM for the investment management, compliance, operational and administrative services OCM provides to the Fund.

The Board discussed the terms of the expense caps provided by OCM, as well as the recoupment provisions. The Board reviewed the investment advisory fee and the expense ratio before Rule 12b-1 fees, but after the expense cap, for the Fund and compared them with fees and expense ratios of peer funds. It was noted that the investment advisory fee for the Fund was at the median investment advisory fee for the peer funds (with assets under management of $25-49 million). It was noted that the net expense ratio of 0.95% for the Fund’s Institutional Class was above the median total expense ratio (excluding 12b-1 fees) of the peer funds (with assets under management of $25-49 million).

Oaktree Funds

Board Approval of the Continuation of the Investment Management Agreement
April 30, 2017 (Unaudited)

Based on the information it reviewed, the Board, including a majority of the Independent Trustees, concluded that the investment advisory fee was reasonable in relation to the services provided and is in the best interests of the Fund and its shareholders.

Economies of Scale. The Board considered the investment advisory fees, noting that they did not contain breakpoints. It was noted that the Board would have an opportunity to revisit the level at which breakpoints are established on the Fund at the time the Board considers the next advisory contract renewal. The Board noted the existence of the expense caps and determined that it was premature to discuss breakpoints.

Conclusion. The Board concluded that the continuation of the investment management agreement should be approved for an additional twelve-month period. The Board determined that continuing the investment management agreement with OCM was in the best interests of the Fund and  its shareholders. In reaching their determination, the Trustees did not identify any particular  information that was controlling, and it is likely that each Trustee individually attributed different weights to the various factors considered.

Oaktree Funds

Additional Information
April 30, 2017 (Unaudited)

Information About Proxy Voting

Information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling 855-OAK-FUND and on the SEC website at http://www.sec.gov.

A description of the Fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling 855-OAK-FUND and (ii) on the SEC website at http://www.sec.gov.

Information About Portfolio Holdings

The Fund intends to disclose its portfolio holdings on a quarterly basis by posting the Annual, Semi-Annual and Form N-Q regulatory filings on the SEC website at http://www.sec.gov. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You can also review and obtain copies of the Form N-Q at the SEC’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

Householding—Important Notice Regarding Delivery of Shareholder Documents

In an effort to conserve resources, the Fund intends to reduce the number of duplicate Annual and Semi Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding of your accounts, please call toll-free 855-OAK-FUND to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding.

Oaktree Funds

Additional Information
April 30, 2017 (Unaudited)

Tax Information

For the fiscal year ended October 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

High Yield Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2016 was as follows:

High Yield Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was as follows:

High Yield Fund	3.62%

Foreign Shareholders: The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended October 31, 2016 was as follows:

High Yield Fund	81.92%

Oaktree Funds

Privacy Notice
April 30, 2017 (Unaudited)

Oaktree Funds (the “Trust”, and each series of the Trust, a “Fund”) is committed to maintaining the privacy of its former, current and prospective investors. Investors provide the Trust important personal and financial information and protecting and safeguarding this information is a very high priority of the Trust.

In connection with offering shares of the Fund to current and potential investors, the Trust obtains nonpublic personal information about its investors. This information may include an investor’s name, address, e-mail address, social security number, account number, financial situation, transaction history and other personal or financial information.

The Trust may collect nonpublic personal information about investors from the following sources:

•	Information received on applications, forms, questionnaires, websites, agreements or other similar documents prepared in the course of establishing an investor relationship.

•	Information about an investor’s transactions with the Trust, the Trust’s affiliates or others.

The Trust does not disclose any nonpublic personal information about its investors or former investors, except to the Trust’s affiliates, including the investment adviser, and to non-affiliated parties as permitted by law, including to process transactions (such as when it is necessary in the course of processing share purchases and redemptions or otherwise administering the Trust), and then subject to customary confidentiality, or to respond to regulatory inquiries, inspections, examinations, court orders and legal investigations. Non-affiliated parties of the Trust include accountants, attorneys, transfer agents, custodians, broker-dealers and companies providing the Trust with administrative services. The Trust may use investors’ nonpublic personal information for marketing purposes.

Federal law gives investors the right to limit sharing of their nonpublic personal information to instances necessary for the Trust’s affiliates’ everyday business purposes, including activities such as Trust affiliates (i) sharing information about an investor’s creditworthiness with respect to the Fair Credit Reporting Act,
(ii) using an investor’s nonpublic information to market to the investor, and (iii) sharing investors’ nonpublic information in order for non-affiliates to market to investors. State laws may give investors additional rights to limit sharing.

The Trust restricts access to nonpublic personal information about investors to those personnel, agents or other parties who need to know the information to provide products or services to investors. The Trust maintains security measures, including physical, electronic and procedural safeguards that comply with federal law to guard investors’ nonpublic personal information. These measures include computer safeguards and secured files and offices.

When an investor is no longer a shareholder of the Fund, the Trust continues to share investor’s information as described in this notice.

If an investor has any concerns about this notice and the processing of an investor’s nonpublic personal information, please contact the Trust at 1-855-OAK-FUND (or 1-855-625-3863).

Oaktree Funds

(This Page Intentionally Left Blank.)

Investment Adviser:
Oaktree Capital Management, L.P.
333 South Grand Avenue
28th Floor
Los Angeles, CA 90071

Contact Information:
www.oaktreefunds-us.com
855-OAK-FUND

Independent Registered Public Accounting Firm:
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, MN 55402

Legal Counsel:
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019-6099

Distributor:
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Administrator, Fund Accountant and Transfer Agent:
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Custodian:
Bank of New York Mellon
One Wall Street
New York, NY 10286

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Oaktree Funds Trust

By (Signature and Title)                     /s/ John Sweeney
John Sweeney, President

Date     6/20/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ John Sweeney
John Sweeney, President

Date     6/20/17

By (Signature and Title)                     /s/ Susan Gentile
Susan Gentile,
Chief Financial Officer
Date     6/20/17